Contingencies and Commitments (Details 2) - 12 months ended Dec. 31, 2021 $ in Thousands, $ in Thousands	CLP ($)	USD ($)
Legal proceeding three [Member]
Disclosure of commitments and contingent [Line Items]
Court	Labur Court.
Description	Labor trial.
Status	First instance sentence.
Estimated accrued loss contingency	$ 15,204	$ 18,000
Legal proceeding four [Member]
Disclosure of commitments and contingent [Line Items]
Court	Commercial Court.
Description	Distributor claim for to the termination of distribution agreeent.
Status	Proceedings in administrative or judicial stage.
Estimated accrued loss contingency	$ 110,654	131,000
Legal proceeding six [Member]
Disclosure of commitments and contingent [Line Items]
Court	Labur Court.
Description	Labor trial.
Status	The claim was contested and the statute of limitations exception was opposed.
Estimated accrued loss contingency	$ 53,366	63,178
Legal proceeding seven [Member]
Disclosure of commitments and contingent [Line Items]
Court	Labur Court.
Description	Labor trial.
Status	The claim was contested and the statute of limitations exception was opposed.
Estimated accrued loss contingency	$ 13,893	16,447
Legal proceeding ten [Member]
Disclosure of commitments and contingent [Line Items]
Court	Labur Court.
Description	Labor trial.
Status	Evidentiary stage.
Estimated accrued loss contingency	$ 58,284	$ 69,000